Summary of significant accounting policies	12 Months Ended
Dec. 31, 2024
Summary Of Significant Accounting Policies
Summary of significant accounting policies
5.2 Summary of significant accounting policies
The principal accounting policies applied in preparing these consolidated financial statements are outlined below. These policies have been consistently applied to all years presented.
5.2.1 Basis of preparation
These 2024 Consolidated Financial Statements have been prepared in accordance with the International financial reporting standards, which comprise IFRS (International Financial Reporting Standards), IAS (International Accounting Standard) and their interpretations, and IFRIC (International Financial Reporting Interpretations Committee), as issued by the International Accounting Standards Board (IASB).
The preparation of financial statements in conformity with IFRS as issued by the IASB requires the use of certain critical accounting estimates. It also requires the Group’s management to exercise its judgement in applying the Group’s accounting policies. The areas involving a higher degree of judgement or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements are disclosed in Note 5.3.
For ease of presentation, numbers have been rounded and, where indicated, are presented in thousands of Euros. Calculations, however, are based on exact figures. Therefore, the sum of the numbers in a column of a table may not conform to the total figure displayed in the column.
These consolidated financial statements were approved and authorized for issuance by the Board of Directors on March 19, 2025.
5.2.2 Impact of new, revised or amended Standards and Interpretations
Standards, amendments to existing standards and interpretations issued by IASB whose application has been mandatory since January 1, 2024

New standards, Interpretations and amendments adopted by the Group		Effective date	Effects
IFRS 16	Amendments to IFRS 16 Leases: Lease Liability in a Sale and Leaseback	January 1, 2024	none
IAS 1	Amendments to IAS 1: Classification of Liabilities as Current or Non-current and Non-current liabilities with covenants	January 1, 2024	none
IAS 7 & IFRS 7	Amendments to IAS 7 Statement of Cash Flows and IFRS 7 Financial Instruments: Disclosures: Supplier Finance Arrangements	January 1, 2024	none

The amendments listed above did not have any material impact on the amounts recognized in prior periods and are not expected to significantly affect the current or future periods.
Standards, amendments to existing standards and interpretations whose application is not yet mandatory.
The Group did not elect to apply early the following new standards, amendments, and interpretations which were issued but not mandatory as at January 1, 2024.

New standards, Interpretations and amendments		Effective date	Effects
IAS 21	Amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates: Lack of Exchangeability	January 1, 2025	none
IFRS 18	New standard, IFRS 18 Presentation and Disclosures in Financial Statements	January 1, 2027	under assessment
IFRS 19	New standard, IFRS 19 Subsidiaries without Public Accountability: Disclosures	January 1, 2027	none
IFRS 7 & IFRS 9	Amendments IFRS 9 and IFRS 7 regarding the classification and measurement of financial instruments	January 1, 2026	none
Annual improvements to IFRS – Volume 11	Amendments to IFRS 1 First-time Adoption of International Financial Reporting Standards: Hedge accounting by a first-time adopter	January 1, 2026	none
	Amendments to IFRS 7 Financial Instruments: Disclosures: Gain or loss on derecognition, Disclosure of deferred difference between fair value and transaction price, Introduction and credit risk disclosures	January 1, 2026	none
	Amendments to IFRS 9 Financial Instruments: Lessee derecognition of lease liabilities, Transaction price	January 1, 2026	none
	Amendments to IFRS 10 Consolidated Financial Statements: Determination of a ‘de facto agent’	January 1, 2026	none
	Amendments to IAS 7 Statement of Cash Flows: Cost method	January 1, 2026	none
IFRS 7 & IFRS 9	Amendments IFRS 9 and IFRS 7 regarding the application of the ‘own use’ exemption to Power Purchase Agreements (PPAs)	January 1, 2026	none
These standards and amendments are not expected to have a material impact on the entity in the current reporting periods and on foreseeable future transactions, except IFRS 18 which is currently under assessment.
5.2.3 Consolidation
Subsidiaries
Subsidiaries are entities over which the Company has control. The Company controls an entity when the Company is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Company. They are deconsolidated from the date that control ceases.
The Group uses the acquisition method of accounting to account for business combinations. The consideration transferred for the acquisition of a subsidiary is the fair value of assets transferred, the liabilities incurred, and the equity interests issued by the Company. The consideration transferred includes the fair value of any asset or liability resulting from a contingent consideration arrangement. Acquisition-related costs, other than those associated with the issue of debt or equity securities, are expensed as incurred. Identifiable assets acquired, liabilities, and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date. The excess of the consideration transferred over the fair value of the Company’s share of the identifiable net assets acquired is recorded as goodwill. If the fair value of the net assets of the acquired subsidiary exceeds the consideration, the difference is recognized directly in the income statement as a bargain purchase gain. Intercompany transactions, balances and unrealized gains on transactions between Group companies are eliminated.
5.2.4 Foreign currency translation
Functional and presentation currency
Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (the functional currency). The consolidated financial statements are presented in Euros, which is Valneva SE’s functional and presentation currency.
Transactions and balances
Foreign currency transactions are converted into the functional currency using exchange rates applicable on the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies at year-end exchange rates are recognized in the income statement.
Subsidiaries
The results and financial position of all subsidiaries (none of which have the currency of a hyperinflationary economy) that have a functional currency different from the presentation currency are converted into the presentation currency as follows:
•assets and liabilities presented for each balance sheet are converted according to the exchange rate valid on the balance sheet date;
•income and expenses for each income statement are converted at monthly average exchange rates (unless this average is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are converted on the dates of the transactions); and
•all resulting exchange differences are recognized as other comprehensive income and are shown as other reserves.
When a foreign operation is partially disposed of or sold, exchange differences that had been recorded in equity are recognized in the income statement as part of the gain or loss on sale.
5.2.5 Financial risk management
The Group’s activities expose it to a variety of financial risks: market risk (including currency risk and interest rate risk), credit risk, and liquidity risk. The Group’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Group’s financial performance.
Financial risk management is carried out under the responsibility of the CFO. The Group’s risk management systems identify, evaluate, and manage financial risks. The Audit Committee of the Group’s Board of Directors receives regular reports on the Group’s risk management systems, including the management of financial risks.
Market risk
Foreign exchange risk
The Group operates internationally and is exposed to foreign exchange risks arising from various currencies, primarily with respect to the British Pound (GBP), the Canadian Dollar (CAD), the Swedish Krona (SEK), and the US Dollar (USD). The foreign exchange risks from the exposure to other currencies are relatively limited. Foreign exchange risks arise from future commercial transactions, recognized assets and liabilities, and net investments in foreign operations.
The objective of the Group is to limit the potential negative impact of the foreign exchange rate changes, for example by currency conversion of cash and cash equivalents denominated in foreign currency and by balancing foreign currency assets and liabilities to the extent possible. The Group has certain investments in foreign operations, the net assets of which are exposed to foreign currency translation risk.
Interest rate risk
The Group is exposed to market risks in connection with hedging both its liquid assets and its medium and long-term indebtedness and borrowings subject to variable interest rates.
Borrowings issued at variable rates expose the Group to cash flow interest rate risks, which are offset by cash and financial assets held at variable rates. During 2024, as well as 2023, both the Group’s financial assets as well as financial liabilities at variable rates were denominated in EUR, SEK, USD, CAD, and GBP.
The Group analyzes its interest rate exposure on a dynamic basis. Based on this analysis, the Group calculates the impact on profit and loss of a defined interest rate change. The same interest rate change is used for all currencies. The calculation only includes investments in financial instruments and cash in banks that represent major interest-bearing positions. As at December 31, 2024 and December 31, 2023, no material interest risk was identified. In case of increasing interest rates the positive effect from cash in banks will be higher than the negative effect from variable interest-bearing liabilities; in case of decreasing interest rates there will be no material negative impact.
Credit risk
The Group is exposed to credit risk which is the risk of financial loss if customers or counterparties to a financial instrument fail to meet their contractual obligations.
Valneva holds bank accounts, cash balances, and securities at sound financial institutions with high credit ratings. To monitor the credit quality of its counterparts, the Group relies on credit ratings as published by specialized rating agencies such as Standard & Poor’s, Moody’s, and Fitch. The Group has policies that limit the amount of credit exposure to any single financial institution. The Group is also exposed to credit risks from its trade debtors, as its income from product sales, collaborations, licensing, and services arises from a small number of transactions. The Group has policies in place to enter into such transactions only with highly reputable, financially sound counterparts. If customers are independently rated, these ratings are used. Otherwise, when there is no independent rating, a risk assessment of the credit quality of the customer is performed, taking into account its financial position, past payment experience and other relevant factors. Individual credit limits are set based on internal or external ratings in accordance with signature authority limits. The credit quality of financial assets is described in Note 5.16.4.
Liquidity risk
The Group is exposed to liquidity risk due to the maturity of its financial liabilities and the fluctuations of its operating cash flow, and the potential implementation of early repayment clauses in loan or grant agreements. Furthermore, fluctuations in the Group’s operating cash flow during accounting periods also generate liquidity risks. Prudent liquidity risk management therefore implies maintaining sufficient cash resources, cash equivalents and short-term deposits in order to satisfy ongoing operating requirements and the ability to close out market positions. Extraordinary conditions on the financial markets may, however, temporarily restrict the possibility to liquidate certain financial assets.
Although it is difficult to predict future liquidity requirements, the Group considers that the existing cash and cash equivalents as at December 31, 2024 will be sufficient to fund its operations for at least 12 months from the date of authorization for issuance of these consolidated financial statements. For the existing D&O Loan Agreement with covenants, amendments were agreed to reduce the minimum liquidity covenant and the minimum revenue covenant to prevent a breach of the covenants (see Note 5.24.1). No adjustments were made to these covenants in 2023 or 2024.
The table below analyzes the Group’s financial liabilities into relevant maturity groupings based on the remaining period from the balance sheet date to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows.
Balance as at December 31, 2024

in € thousand	Less than 1 year	Between 1 and 3 years	Between 3 and 5 years	Over 5 years	Total
Borrowings	20,852	132,489	33,349	683	187,373
Lease liabilities	2,508	5,203	5,083	16,147	28,941
Refund liabilities	19,650	6,491	—	—	26,141
Trade payables and accruals	35,522	—	—	—	35,522
Tax and employee-related liabilities (1)	13,107	—	—	—	13,107
Other liabilities	79	—	—	—	79
TOTAL	91,719	144,183	38,432	16,829	291,163
(1)    Social security and other tax payables are excluded from the tax and employee-related liabilities balance, as this analysis is required for financial instruments only.
Balance as at December 31, 2023

in € thousand	Less than 1 year	Between 1 and 3 years	Between 3 and 5 years	Over 5 years	Total
Borrowings	44,079	62,378	70,390	—	176,847
Lease liabilities	2,879	5,313	5,414	18,362	31,969
Refund liabilities	33,637	6,303	—	—	39,941
Trade payables and accruals	44,303	—	—	—	44,303
Tax and employee-related liabilities (1)	10,815	—	—	—	10,815
Other liabilities	34	—	—	—	34
TOTAL	135,747	73,995	75,804	18,362	303,908
(1)    Social security and other tax payables are excluded from the tax and employee-related liabilities balance, as this analysis is required for financial instruments only.
The fair values as well as the book values of the Group’s borrowings are disclosed in Note 5.24. To manage liquidity risk, the Group holds a combination of cash, cash equivalents and short-term deposit balances.
5.2.6 Capital risk management
The Group’s objectives when managing capital are to safeguard the Group’s ability to continue as a going concern in order to provide benefits for shareholders and for other stakeholders and to maintain an optimal capital structure to reduce the cost of capital. The Group actively manages its funds to primarily ensure liquidity and principal preservation while seeking to maximize returns. The Group’s cash and short-term deposits are located at several different banks. In order to maintain or adjust the capital structure, the Group may issue new shares or sell assets to reduce debt.
In order to pursue its business strategy to grow into a major, self-sustained vaccine company through organic growth and opportunistic mergers & acquisitions, the Group may rely on additional equity and debt financing. Capital consists of “Equity” as shown in the consolidated balance sheet.
5.2.7 Fair value estimation
The carrying value less impairment provision of trade receivables and payables are assumed to approximate their fair values due to the relatively short maturity of the respective instruments.